Interests in associates and joint ventures - Sensitivity of VIU (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Bank of Communications Co., Limited
Disclosure of associates [line items]
Increase (decrease) in discount rate	(0.50%)
Fair value of investments in associates for which there are quoted market prices	$ 9,764	$ 8,537
Carrying amount	23,559	23,616
Bank of Communications Co., Limited | Minimum
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	18,500	19,000
Bank of Communications Co., Limited | Maximum
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 29,000	$ 29,300
Bank of Communications Co., Limited | Long-term profit growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.82%	0.87%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 4,000	$ 4,200
VIU after reasonably possible favourable changes in key assumptions	$ 28,300	$ 29,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.75%)	(0.69%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2,900)	$ (2,700)
VIU after reasonably possible unfavourable changes in key assumptions	$ 21,400	$ 22,100
Bank of Communications Co., Limited | Long-term asset growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(0.75%)	(0.69%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 3,300	$ 2,900
VIU after reasonably possible favourable changes in key assumptions	$ 27,600	$ 27,700
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.82%	0.87%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (4,500)	$ (4,700)
VIU after reasonably possible unfavourable changes in key assumptions	$ 19,800	$ 20,100
Bank of Communications Co., Limited | Discount rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.83%)	(1.33%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 8,000	$ 5,400
VIU after reasonably possible favourable changes in key assumptions	$ 32,300	$ 30,200
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.07%	2.07%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (5,200)	$ (5,300)
VIU after reasonably possible unfavourable changes in key assumptions	19,100	19,500
Bank of Communications Co., Limited | Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Change in VIU due to reasonably possible favourable changes in key assumptions	1,600	1,500
VIU after reasonably possible favourable changes in key assumptions	25,900	26,300
Change in VIU due to reasonably possible unfavourable changes in key assumptions	(2,800)	(2,700)
VIU after reasonably possible unfavourable changes in key assumptions	$ 21,500	$ 22,100
Bank of Communications Co., Limited | Expected credit losses as a percentage of customer advances | Not later than four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	1.03%	1.03%
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.23%	1.21%
Bank of Communications Co., Limited | Expected credit losses as a percentage of customer advances | After four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.91%	0.91%
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.05%	1.05%
Bank of Communications Co., Limited | Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.10%)	(1.11%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 100	$ 200
VIU after reasonably possible favourable changes in key assumptions	$ 24,400	$ 25,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.47%	2.80%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2,100)	$ (2,100)
VIU after reasonably possible unfavourable changes in key assumptions	$ 22,200	$ 22,700
Bank of Communications Co., Limited | Operating income growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.51%	0.37%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,200	$ 1,000
VIU after reasonably possible favourable changes in key assumptions	$ 25,500	$ 25,800
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.69%)	(0.58%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1,700)	$ (1,800)
VIU after reasonably possible unfavourable changes in key assumptions	$ 22,600	$ 23,000
Bank of Communications Co., Limited | Cost-income ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.13%)	(1.52%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,100	$ 1,700
VIU after reasonably possible favourable changes in key assumptions	$ 25,400	$ 26,500
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.88%	1.74%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2,000)	$ (1,700)
VIU after reasonably possible unfavourable changes in key assumptions	$ 22,300	$ 23,100
Bank of Communications Co., Limited | Long-term effective tax rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(4.26%)	(1.04%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,500	$ 300
VIU after reasonably possible favourable changes in key assumptions	$ 25,800	$ 25,100
Change in bps due to reasonably possible unfavourable changes in key assumptions	10.00%	10.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (3,600)	$ (3,600)
VIU after reasonably possible unfavourable changes in key assumptions	$ 20,700	$ 21,200
Bank of Communications Co., Limited | Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 24,300	$ 24,800
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.74%	3.25%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (8,800)	$ (10,000)
VIU after reasonably possible unfavourable changes in key assumptions	$ 15,500	$ 14,800
Bank of Communications Co., Limited | Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 24,300	$ 24,800
Change in bps due to reasonably possible unfavourable changes in key assumptions	3.04%	3.64%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (5,200)	$ (6,500)
VIU after reasonably possible unfavourable changes in key assumptions	$ 19,100	18,300
The Saudi British Bank
Disclosure of associates [line items]
Proportion of ownership interest in associate	31.00%
Fair value of investments in associates for which there are quoted market prices	$ 6,910	5,599
Carrying amount	$ 4,472	$ 4,426